Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Currency and interest rate swap contracts under cash flow hedge accounting
(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2024 are as follows:

(In millions of won, thousands of foreign currencies)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027
Mar. 4, 2020	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk and interest rate risk	Citi bank	Mar. 4, 2020 ~ Jun. 4, 2025
Jun. 28, 2023	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citi bank, Shinhan Bank, Korea Development Bank and J.P. Morgan	Jun. 28, 2023 ~ Jun. 28, 2028
Oct. 7, 2024	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 200,000)	Interest rate risk	DBS Bank Ltd	Oct. 10, 2024 ~ Oct. 8, 2026

Details of fair values of the above derivatives recorded in assets or liabilities	As of December 31, 2024, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won, thousands of foreign currencies)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Non-current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	₩	148,172	148,172
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)		41,975	41,975
Current assets:
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	₩	80,650	80,650

	₩	270,797	270,797

Non-current liabilities:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 200,000)	₩	(748)	(748)

	₩	(748)	(748)

Detailed information about financial instruments under cash flow hedge	As of December 31, 2024, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Current assets:
Contract for difference settlement	₩	38,850	38,850
Non-current assets:
Contract for difference settlement		31,461	31,461

	₩	70,311	70,311

Non-current liabilities:
Price Return Swap (PRS)	₩	(2,689)	(2,689)

	₩	(2,689)	(2,689)